Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 07, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares € / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 € / shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		1,850,000,000.00
Common stock, par value (in dollars or Euros per share) | $ / shares		$ 0.10	$ 0.1	$ 0.1
Shares repurchased (in shares)		0	19,734,245		0
Payment to shareholders for cash exit right exercised | $		$ 0	$ 407,759		$ 0
Shares issued upon acquisition of IGT (in shares)		0	45,322,614		0
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms | $		$ 300,000
Net debt and shareholder payment to EBITDA, maximum (as a percent)		90.00%
Service revenue | $		$ (4,375,586)	$ (3,977,693)		$ (3,489,969)
AOCI | Reclassification out of AOCI
Class of Stock [Line Items]
Service revenue | $		$ (5,200)	$ (200)		$ (600)
IGT
Class of Stock [Line Items]
Common stock, par value (in dollars or Euros per share) | € / shares						€ 1.00
Number of IGT PLC shares issued for each GTECH share (in shares)			1
Payment to shareholders for cash exit right exercised | $			$ 407,800
Shares issued upon acquisition of IGT (in shares)	45,322,614
IGT | GTECH
Class of Stock [Line Items]
Cash exit right (in Euros per share) | € / shares				$ 19.174
Cash exit right exercised, number of shares (in shares)			19,796,852
Cash exit right exercised, shares purchased by other shareholders (in shares)			62,607